EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share
Schedule of Earnings Per Share, Basic and Diluted
	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Weighted average number of common shares outstanding Basic	13,167,364	12,786,438	12,918,417	12,734,183
Potentially dilutive common stock equivalents	62,219	-	-	-
Weighted average number of common and equivalent shares outstanding - Diluted	13,229,583	12,786,438	12,918,417	12,734,183

	12/31/2017	12/31/2016
Numerator for Basic and Diluted Earnings Per Share:
Net (loss) income	$(6,209,768)	$(601,002)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	12,780,813	12,564,824
Potentially Dilutive Common Shares	-	-
Adjusted Weighted Average Shares	12,780,813	12,564,824
Basic and Diluted Net (Loss) Income per Share	(0.49)	(0.05)

Schedule of potentially anti-dilutive shares of Common Stock
	2017	2016
Common Stock Warrants	38,824	-
Common Stock Options	16,240	80,741
Convertible Debt	622,142	-
Total	677,206	80,741